FINANCING AND LOANS - Subsidiary wise composition of loans and financing (Details) R$ in Thousands, $ in Thousands					6 Months Ended	8 Months Ended		12 Months Ended
	Oct. 16, 2017	Mar. 08, 2017	Jan. 24, 2017 USD ($)	Jun. 28, 2013 BRL (R$)	Sep. 15, 2017	Feb. 28, 2017	Feb. 28, 2017	Dec. 31, 2017 USD ($) installment	Dec. 31, 2017 BRL (R$) installment	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2017 BRL (R$)	Jan. 12, 2017 BRL (R$)	Nov. 30, 2016 BRL (R$)	Mar. 21, 2016 BRL (R$)
FINANCING AND LOANS
Value of Financing												R$ 650,000
Total value of promissory notes liquidated									R$ 5,646,953	R$ 4,543,612	R$ 5,381,995
Caixa Economica Federal
FINANCING AND LOANS
Interest (as a percent)								8.82%				8.82%
BNDES
FINANCING AND LOANS
Interest (as a percent)								9.50%				9.50%
Global Reversion Reserve (RGR)
FINANCING AND LOANS
Interest (as a percent)								9.40%		5.00%		9.40%
Eletronuclear | Caixa Economica Federal
FINANCING AND LOANS
Value of Financing				R$ 3,800,000											R$ 478,000
Term of the agreement				25 years
Interest (as a percent)				6.50%
Eletronuclear | BNDES
FINANCING AND LOANS
Payment of interest suspended (as a percent)					70.00%	70.00%
Interest settled financially, (as a percent)							30.00%
Percentage of commission incorporated into debt as percent to total		0.50%
The percentage of charges of Subcredits paid (as a percent)	100.00%
FURNAS
FINANCING AND LOANS
Principal and charges renegotiated														R$ 194,950
FURNAS | Caixa Economica Federal
FINANCING AND LOANS
Value of Financing												R$ 1,130,000
FURNAS | BNDES
FINANCING AND LOANS
Value of Financing												232,799
FURNAS | Santander
FINANCING AND LOANS
Value of Financing | $								$ 150,000
FURNAS | BBM
FINANCING AND LOANS
Value of Financing | $								100,000
FURNAS | Credit Assignment - Santander
FINANCING AND LOANS
Increase in debt from readjustment of consumer price index | $								19,303
FURNAS | State Grid
FINANCING AND LOANS
Value of Financing												R$ 158,872
Transenergia Goias S.A. | BBM
FINANCING AND LOANS
Value of Financing | $								$ 11,000
ELETRONORTE | Caixa Economica Federal
FINANCING AND LOANS
Value of Financing													R$ 500,000
ELETROSUL | FIDC
FINANCING AND LOANS
Value of Financing | $			$ 690,000
Amortization period			60 months
Grace period for the principal debt			24 months
ELETROSUL | Commercial promissory notes
FINANCING AND LOANS
Total value of promissory notes liquidated | $			$ 289,751
Subsidiaries from CCEE | Global Reversion Reserve (RGR)
FINANCING AND LOANS
Grace period for the principal debt								12 months	12 months
Number of monthly installment payments | installment								36	36
Administration fee (as a percent)								0.50%	0.50%
Subsidiaries from CCEE | Global Reversion Reserve (RGR) | SELIC (Special Settlement and Custody System)
FINANCING AND LOANS
Interest (as a percent)								111.00%				111.00%